Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Line Items]
Threshold period past due			90 days
Product revenue	$ 7,360,000	$ 4,281,000	$ 13,971,000	$ 6,581,000	$ 18,904,000	$ 11,413,000
Sales commission expense					300,000
Deferred revenue					100,000	500,000	$ 100,000
Contract assets					0
Restricted cash	1,300,000		1,300,000		1,300,000	1,600,000
Restricted cash, current	276,000	276,000	276,000	276,000	276,000	276,000
Restricted cash, non-current	1,004,000		$ 1,004,000		1,004,000	$ 1,281,000
Cash collateral					0
Borrowings outstanding					0
Gross cash proceeds from IPO					$ 75,000,000.0
Concentration risk, percentage					11.00%	22.00%
One Supplier [Member]
Accounting Policies [Line Items]
Concentration risk, percentage						12.00%
Revenue
Accounting Policies [Line Items]
Product revenue					$ 16,900,000	$ 9,800,000
Concentration risk, percentage			10.00%
Accounts Payable [Member]
Accounting Policies [Line Items]
Concentration risk, percentage						10.00%
Service [Member]
Accounting Policies [Line Items]
Product revenue	$ 0	$ 1,991,000	$ 0	$ 1,991,000	2,018,000	$ 1,609,000
IPO [Member]
Accounting Policies [Line Items]
Impairment losses of long-lived assets					$ 33.9474
Supplier Concentration Risk | Accounts Payable [Member] | Supplier B [Member]
Accounting Policies [Line Items]
Concentration risk, percentage			38.00%		23.00%